UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ];                   Amendment Number: ____

  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  Stirling Square, Fourth Floor
          7 Carlton Gardens
          London SW1Y 5AD
          England

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/ Malcolm Goddard         London, England           August 5, 2009
--------------------        ---------------           --------------
[Signature]                 [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $82,522 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number 28-13521
Name:  Mark Donegan
       ------------

No. 2
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No. 3
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No. 4
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No. 5
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                            Form 13F Information Table

-------------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- --------------------
        Column 1           Column 2    Column 3     Column 4            Column 5          Column 6   Column 7        Column 8
-------------------------- ---------- ------------ ----------- ------------------------ ------------ ---------- --------------------
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- --------------------
     Name of Issuer        Title of      CUSIP       Value     Shrs /     SH /    Put/   Investment    Other      Voting Authority
                             Class                  (x$1000)   Prn Amt    PRN     Call   Discretion   Managers
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- --------------------
                                                                                                                 Sole    Shared None
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        CADIZ INC           COM NEW    127537207      5991      622150      SH             DEFINED       1       622150
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
        MOSAIC CO             COM      61945A107     10568      238550      SH             DEFINED   1, 2, 3,    238550
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       MONSANTO CO            COM      61166W101      9166      123300      SH             DEFINED   1, 2, 3,    123300
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TENARIS SA          SPON ADR    88031M109      3874      143266      SH             DEFINED   1, 2, 3,    143266
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       TERNIUM SA          SPON ADR    880890108      2597      150440      SH             DEFINED   1, 2, 3,    150440
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
ULTRAPAR PARTICIPACOES SA  SPON ADR    90400P101      4514      142703      SH             DEFINED   1, 2, 3,    142703
                            REP PFD                                                                      4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
CIA DE MINAS BUENAVENTURA  SPON ADR    204448104      2260       94034      SH             DEFINED   1, 2, 3,     94034
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
    NII HOLDINGS INC       CL B NEW    62913F201      4411      231319      SH             DEFINED   1, 2, 3,    231319
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
    COPA HOLDINGS SA         CL A      P31076105      3926       96172      SH             DEFINED   1, 2, 3,     96172
                                                                                                         4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      SELECT SECTOR        SBI         81369Y506      1047       21800      SH             DEFINED   1, 2, 3,     21800
         SPDR TR           INT-ENERGY                                                                    4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      BMB MUNAI INC           COM      09656A105       40        36386      SH             DEFINED       1        36386
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
ARCHER DANIELS MIDLAND CO     COM      039483102      5060      189000      SH             DEFINED   1, 2, 3,    189000
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
      BUNGE LIMITED           COM      G16962105     10712      177800      SH             DEFINED   1, 2, 3,    177800
                                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       POTASH CORP            COM      73755L107      4876       52400      SH             DEFINED   1, 2, 3,     52400
        SASK INC                                                                                       4, 5
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
          VIVO             SPON ADR    92855S200     10050      530609      SH             DEFINED       1       530609
    PARTICIPACOES SA        PFD NEW
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
 PETROLEO BRASILEIRO SA    SP ADR      71654V101      3323       99605      SH             DEFINED   1, 2, 3,     99605
          PETRO             NON VTG                                                                      4
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----
       ISHARES INC         MSCI        464286731      107        10586      SH             DEFINED       1        10586
                            TAIWAN
-------------------------- ---------- ------------ ----------- ---------- ------- ----- ------------ ---------- -------- ------ ----


REPORT SUMMARY        DATA RECORDS  17      82522                     5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
